Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Prudential Jennison Natural Resources Fund, Inc.
Entity Central Index Key	0000816753
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
PGIM Jennison Natural Resources Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class A
Trading Symbol	PGNAX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class A shares of the PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class A	$71	1.22%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.22%
Net Assets	$ 1,005,715,618
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,005,715,618
Number of fund holdings	58
Portfolio turnover rate for the period	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States (0.3% represents investments purchased with collateral from securities on loan)	55.5%
Canada	13.7%
United Kingdom	6.7%
Brazil	5.5%
France	3.3%
Turkey	3.2%
Australia	3.0%
Ivory Coast	2.8%
Country Allocation	% of Net Assets
South Africa	2.3%
Finland	1.9%
Norway	0.9%
Mexico	0.7%
Chile	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Natural Resources Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class C
Trading Symbol	PNRCX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class C shares of the PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class C	$114	1.96%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.96%
Net Assets	$ 1,005,715,618
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,005,715,618
Number of fund holdings	58
Portfolio turnover rate for the period	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States (0.3% represents investments purchased with collateral from securities on loan)	55.5%
Canada	13.7%
United Kingdom	6.7%
Brazil	5.5%
France	3.3%
Turkey	3.2%
Australia	3.0%
Ivory Coast	2.8%
Country Allocation	% of Net Assets
South Africa	2.3%
Finland	1.9%
Norway	0.9%
Mexico	0.7%
Chile	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Natural Resources Fund - Class R
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R
Trading Symbol	JNRRX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R shares of the PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R	$85	1.47%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.47%
Net Assets	$ 1,005,715,618
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,005,715,618
Number of fund holdings	58
Portfolio turnover rate for the period	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States (0.3% represents investments purchased with collateral from securities on loan)	55.5%
Canada	13.7%
United Kingdom	6.7%
Brazil	5.5%
France	3.3%
Turkey	3.2%
Australia	3.0%
Ivory Coast	2.8%
Country Allocation	% of Net Assets
South Africa	2.3%
Finland	1.9%
Norway	0.9%
Mexico	0.7%
Chile	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Natural Resources Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class Z
Trading Symbol	PNRZX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class Z shares of the PGIM Jennison Natural Resources Fund (the
“Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class Z	$51	0.88%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.88%
Net Assets	$ 1,005,715,618
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,005,715,618
Number of fund holdings	58
Portfolio turnover rate for the period	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States (0.3% represents investments purchased with collateral from securities on loan)	55.5%
Canada	13.7%
United Kingdom	6.7%
Brazil	5.5%
France	3.3%
Turkey	3.2%
Australia	3.0%
Ivory Coast	2.8%
Country Allocation	% of Net Assets
South Africa	2.3%
Finland	1.9%
Norway	0.9%
Mexico	0.7%
Chile	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%

PGIM Jennison Natural Resources Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Jennison Natural Resources Fund
Class Name	Class R6
Trading Symbol	PJNQX
Annual or Semi-Annual Statement [Text Block]
This
semiannual shareholder report
contains important information about the Class R6 shares of the PGIM Jennison Natural Resources Fund
(the “Fund”) for the period of November 1, 2025 to April 30, 2026.

Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents . You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Jennison Natural Resources Fund—Class R6	$47	0.81%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.81%
Net Assets	$ 1,005,715,618
Holdings Count | Holding	58
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 4/30/2026?
Fund’s net assets	$ 1,005,715,618
Number of fund holdings	58
Portfolio turnover rate for the period	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 4/30/2026?

Country Allocation	% of Net Assets
United States (0.3% represents investments purchased with collateral from securities on loan)	55.5%
Canada	13.7%
United Kingdom	6.7%
Brazil	5.5%
France	3.3%
Turkey	3.2%
Australia	3.0%
Ivory Coast	2.8%
Country Allocation	% of Net Assets
South Africa	2.3%
Finland	1.9%
Norway	0.9%
Mexico	0.7%
Chile	0.6%
100.1%
Liabilities in excess of other assets	(0.1)%
100.0%